UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arience Capital Management, L.P.
           --------------------------------------------------
Address:   745 Fifth Avenue, 7th Floor
           --------------------------------------------------
           New York, NY 10151
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10758
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arience GP, L.L.C., General Partner
           --------------------------------------------------
           By: Caryn Seidman-Becker, Managing Member
           --------------------------------------------------
Phone:     212-303-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Caryn Seidman-Becker     New York, NY                  5/16/05
       ------------------------   ------------------------------  -------

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT. (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                               -------------

Form 13F Information Table Entry Total:        43
                                               -------------

Form 13F Information Table Value Total:        $864,499
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.             Form 13F File Number          Name

                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5     COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ACTIVISION INC NEW                COM NEW        004930202   26,232 1,772,453         SOLE               1,772,453      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AMAZON COM INC                    COM            023135106   19,979   583,000         SOLE                 583,000      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AMERICA MOVIL S A DE C V          SPON ADR L SHS 02364W105   18,746   363,300         SOLE                 363,300      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AMPHENOL CORP NEW                 CLA            032095101    9,886   266,900         SOLE                 266,900      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ANGIOTECH PHARMACEUTICALS IN      COM            034918102   21,002 1,368,200         SOLE               1,368,200      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
APPLERA CORP                      COM AP BIO GRP 038020103   29,092 1,473,750         SOLE               1,473,750      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
APPLERA CORP                      COM CE GEN GRP 038020202    9,585   935,160         SOLE                 935,160      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ATARI INC                         COM            04651M105    3,731 1,180,700         SOLE               1,180,700      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AUTOLIV INC                       COM            052800109   14,285   299,800         SOLE                 299,800      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
BAXTER INTL INC                   COM            071813109   36,865 1,084,892         SOLE               1,084,892      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
BISYS GROUP INC                   COM            055472104   27,086 1,727,400         SOLE               1,727,400      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CENTEX CORP                       COM            152312104   10,864   189,700         SOLE                 189,700      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DEVRY INC DEL                     COM            251893103   12,132   641,200         SOLE                 641,200      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DIRECTV GROUP INC                 COM            25459L106   37,442 2,596,507         SOLE               2,596,507      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DST SYS INC DEL                   COM            233326107   36,976   800,698         SOLE                 800,698      0         0
-----------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICATIONS NEW       CLA            278762109    8,723   298,227         SOLE                 298,227      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
FLOWSERVE CORP                    COM            34354P105   24,747   956,600         SOLE                 956,600      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
GOOGLE INC                        CLA            38259P508    8,989    49,800         SOLE                  49,800      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
GTECH HLDGS CORP                  COM            400518106   21,664   920,700         SOLE                 920,700      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
HASBRO INC                        COM            418056107   26,702 1,305,700         SOLE               1,305,700      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
HONEYWELL INTL INC                COM            438516106   31,749   853,243         SOLE                 853,243      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
IAC INTERACTIVECORP               COM            44919P102   12,144   545,310         SOLE                 545,310      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
JANUS CAP GROUP INC               COM            47102X105    3,179   227,900         SOLE                 227,900      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
JPMORGAN & CHASE & CO             COM            46625H100   17,099   494,200         SOLE                 494,200      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MEDIMMUNE INC                     COM            584699102   21,148   888,189         SOLE                 888,189      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
NEWS CORP LTD                     SP ADR PFD     652487802   45,535 2,691,200         SOLE               2,691,200      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
NEXTEL COMMUNICATIONS INC         CLA            65332V103   22,639   796,600         SOLE                 796,600      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
NII HLDGS INC                     CL B NEW       62913F201   15,835   275,392         SOLE                 275,392      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PALL CORP                         COM            696429307   28,574 1,053,600         SOLE               1,053,600      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
RAYTHEON CO                       COM NEW        755111507   25,947   670,470         SOLE                 670,470      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
READERS DIGEST ASSN INC           COM            755267101   18,423 1,064,300         SOLE               1,064,300      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
RYLAND GROUP INC                  COM            783764103   10,496   169,240         SOLE                 169,240      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SEARS HOLDINGS CORP               COM            812350106   13,677   102,700         SOLE                 102,700      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SHIRE PHARMACEUTICALS GRP PL      SPONSORED ADR  82481R106   26,636   777,026         SOLE                 777,026      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SONY CORP                         ADR NEW        835699307   25,205   629,800         SOLE                 629,800      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SPRINT CORP                       COM FON        852061100   30,742 1,351,300         SOLE               1,351,300      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
STAMPS COM INC                    COM NEW        852857200    1,057    63,700         SOLE                  63,700      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
STRAYER ED INC                    COM            863236105   22,245   196,300         SOLE                 196,300      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
TAKE-TWO INTERACTIVE SOFTWAR      COM            874054109    6,925   177,100         SOLE                 177,100      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
THQ INC                           COM NEW        872443403    9,475   336,700         SOLE                 336,700      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
TOM ONLINE INC                    ADR REG S      889728200    2,998   238,500         SOLE                 238,500      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
TYCO INTL LTD NEW                 COM            902124106   57,538 1,702,308         SOLE               1,702,308      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
YORK INTL CORP NEW                COM            986670107   10,504   268,100         SOLE                 268,100      0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------

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